Stock Plans (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Weighted Average Assumptions Used
Dividend yield	1.50%	1.60%	1.80%
Expected volatility	41.00%	40.00%	41.00%
Risk-free interest rate	1.30%	2.30%	2.80%
Expected life of stock option (in years)	6 years 4 months 0 days	6 years 2 months 0 days	6 years 2 months 0 days
Weighted-average fair value per option	$ 17.48	$ 16.21	$ 14.11